Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2070 Fund
June 30, 2025
AFF70-NPRT1-0825
1.9912133.101
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	62	481
Fidelity Series Long-Term Treasury Bond Index Fund (a)	56,876	305,994
TOTAL BOND FUNDS (Cost $305,856)		306,475

Domestic Equity Funds - 50.7%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	21,675	366,739
Fidelity Advisor Series Growth Opportunities Fund (a)	14,344	259,203
Fidelity Series All-Sector Equity Fund (a)	12,815	169,794
Fidelity Series Intrinsic Opportunities Fund (a)	5,399	59,385
Fidelity Series Large Cap Stock Fund (a)	19,135	495,395
Fidelity Series Large Cap Value Index Fund (a)	2,784	48,026
Fidelity Series Opportunistic Insights Fund (a)	11,696	316,389
Fidelity Series Small Cap Core Fund (a)	1,145	13,355
Fidelity Series Small Cap Discovery Fund (a)	4,066	44,035
Fidelity Series Small Cap Opportunities Fund (a)	5,911	86,356
Fidelity Series Stock Selector Large Cap Value Fund (a)	20,458	289,689
Fidelity Series Value Discovery Fund (a)	17,831	288,324
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,276,439)		2,436,690

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	7,863	144,600
Fidelity Series Emerging Markets Fund (a)	11,994	122,464
Fidelity Series Emerging Markets Opportunities Fund (a)	22,882	490,125
Fidelity Series International Growth Fund (a)	19,893	394,874
Fidelity Series International Small Cap Fund (a)	3,068	60,869
Fidelity Series International Value Fund (a)	25,635	391,441
Fidelity Series Overseas Fund (a)	24,324	394,045
Fidelity Series Select International Small Cap Fund (a)	283	3,768
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,805,034)		2,002,186

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $67,343)	4.42	67,343	67,343

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,454,672)	4,812,694
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,948)
NET ASSETS - 100.0%	4,809,746

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	189,895	138,650	6,224	-	(1,595)	46,013	366,739	21,675
Fidelity Advisor Series Growth Opportunities Fund	133,646	96,029	13,927	-	(906)	44,361	259,203	14,344
Fidelity Advisor Series Small Cap Fund	303	-	296	-	(104)	97	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	249	238	9	1	-	3	481	62
Fidelity Series All-Sector Equity Fund	86,504	65,802	1,634	-	(168)	19,290	169,794	12,815
Fidelity Series Canada Fund	75,133	58,340	3,536	-	(240)	14,903	144,600	7,863
Fidelity Series Emerging Markets Fund	63,573	52,851	4,553	-	(291)	10,884	122,464	11,994
Fidelity Series Emerging Markets Opportunities Fund	254,440	208,988	17,428	-	(1,278)	45,403	490,125	22,882
Fidelity Series Government Money Market Fund	-	86,297	18,954	555	-	-	67,343	67,343
Fidelity Series International Developed Markets Bond Index Fund	-	1,425	1,443	-	18	-	-	-
Fidelity Series International Growth Fund	198,708	165,927	3,613	-	(8)	33,860	394,874	19,893
Fidelity Series International Small Cap Fund	32,687	21,444	1,025	-	(10)	7,773	60,869	3,068
Fidelity Series International Value Fund	197,469	168,292	11,384	-	95	36,969	391,441	25,635
Fidelity Series Intrinsic Opportunities Fund	31,599	24,205	56	-	(6)	3,643	59,385	5,399
Fidelity Series Investment Grade Bond Fund	992	3,802	4,835	13	42	(1)	-	-
Fidelity Series Large Cap Stock Fund	255,718	187,037	7,221	-	(37)	59,898	495,395	19,135
Fidelity Series Large Cap Value Index Fund	25,075	21,100	133	-	(26)	2,010	48,026	2,784
Fidelity Series Long-Term Treasury Bond Index Fund	170,340	151,422	13,096	2,096	(886)	(1,786)	305,994	56,876
Fidelity Series Opportunistic Insights Fund	163,677	118,457	7,581	-	(359)	42,195	316,389	11,696
Fidelity Series Overseas Fund	197,864	163,880	5,329	-	45	37,585	394,045	24,324
Fidelity Series Select International Small Cap Fund	441	7,633	4,895	-	212	377	3,768	283
Fidelity Series Small Cap Core Fund	8,113	5,793	1,464	-	(264)	1,177	13,355	1,145
Fidelity Series Small Cap Discovery Fund	23,184	18,648	58	666	(11)	2,272	44,035	4,066
Fidelity Series Small Cap Opportunities Fund	45,268	34,688	462	-	(47)	6,909	86,356	5,911
Fidelity Series Stock Selector Large Cap Value Fund	151,049	126,610	193	-	(57)	12,280	289,689	20,458
Fidelity Series Value Discovery Fund	151,238	128,892	1,256	-	(179)	9,629	288,324	17,831
	2,457,165	2,056,450	130,605	3,331	(6,060)	435,744	4,812,694

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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